Warrants	12 Months Ended
Dec. 31, 2022
Disclosure of Warrants [Abstract]
Warrants

13.Warrants

	Number of
	warrants	Amount
Balance, December 31, 2019	4,212,026	$1,731,250
Issued (i), (note 11 (ii))	3,762,796	3,980,498
Expired	(3,388,026)	(1,234,749)
Exercised	(65,191)	(95,263)
Earned (ii)	—	78,992
Balance, December 31, 2020	4,521,605	$4,460,728
Issued (i), (note 11 (iv), (v))	11,792,602	3,707,789
Expired	(186,746)	(75,886)
Exercised	(3,675,283)	(3,999,272)
Earned (ii)	—	83,421
Balance, December 31, 2021	12,452,178	$4,176,780
Expired (ii)	(320,328)	—
Exercised (ii)	(503,672)	(2,014,688)
Earned (ii)	—	1,355,775
Balance, December 31, 2022	11,628,178	$3,517,867

(i)128,203 warrants with a fair value of $144,976 carrying an exercise price of $3.25 and an original expiry date of June 4, 2022, are included in this amount as a result of the exercise of 256,409 warrants carrying a price of $2.50 (December 31, 2020 - 18,796 warrants with a fair value of $21,452 carrying an exercise price of $3.25, and as a result of the exercise of 37,591 warrants carrying a price of $2.50). At the grant date, the fair value of the warrants issued was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions:

	Year Ended	Year Ended
	December 31,	December 31,
	2021	2020
Fair value of warrants at grant date	$1.13	$1.41
Share price	$3.88	$3.00
Exercise price	$3.25	$3.25
Risk-free interest rate	0.16%	0.22%
Expected volatility	83%	84%
Expected life in years	1.10	1.59
Expected dividend yield	Nil	Nil

13.Warrants (continued)

(ii)During the year ended December 31, 2022, 338,943 warrants with a fair value of $1,355,775 (year ended December 31, 2021 - 20,856 warrants with a fair value of $83,421, year ended December 31, 2020 - 19,748 warrants with a fair value of $78,992) were earned pursuant to the Caro Development Agreement (see note 15 (iii)). The total 503,672 earned warrants pursuant to this agreement were exercised in August 2022. The remaining 320,328 unearned warrants expired on August 31, 2022.

The following table reflects the actual warrants issued and outstanding as of December 31, 2022, excluding 1,020,000 special warrants convertible automatically into common shares for no additional consideration in accordance with the original escrow release terms as described in the Meros License Agreement (see note 8):

		Remaining
	Exercise	contractual	Warrants
Expiry date	price ($)	life (years)	exercisable
May 12, 2024	4.60	1.36	3,453,178
November 5, 2024(1)	5.08	1.85	8,175,000
	4.94	1.71	11,628,178

(1)	Warrants carry an exercise price of USD$3.75. This amount was translated to CAD for presentation purposes at the December 31, 2022 rate of 1.35. These warrants are classified as a derivative liability on the statement of financial position (see note 10).